Related Party Balances Parent Company Only (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Amount due from related parties current
Amount due from related parties current	$ 18,245	¥ 125,446	¥ 114,256
Amount due to related parties
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	7,611	52,328	55,675
Seller of iJoy
Amount due from related parties current
Amount due from related parties current			26,137
Amount due to related parties
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries			39,068
Parent Company
Amount due from subsidiaries current
Amount due from subsidiaries current	736,259	5,062,149	4,285,743
Amount due from related parties current
Amount due from related parties current			26,137
Amounts due to subsidiaries
Amount due to subsidiaries current	3,090	21,242	17,613
Amount due to related parties
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries			39,068
Parent Company | 21Vianet Hong Kong Entities
Amount due from subsidiaries current
Amount due from subsidiaries current	718,292	4,938,618	4,143,269
Parent Company | Hong Kong Fastweb Holdings Co., Limited ("Fastweb HK")
Amount due from subsidiaries current
Amount due from subsidiaries current	9,596	65,976	61,637
Parent Company | 21Vianet Mobile Limited ("21V Mobile")
Amount due from subsidiaries current
Amount due from subsidiaries current	7,647	52,579	50,453
Parent Company | Venture
Amount due from subsidiaries current
Amount due from subsidiaries current			25,549
Parent Company | WiFire Open Network Group Ltd
Amount due from subsidiaries current
Amount due from subsidiaries current	622	4,277	4,170
Parent Company | WiFire Group Inc. ("WiFire Group")
Amount due from subsidiaries current
Amount due from subsidiaries current	100	686	653
Parent Company | Other Subsidiaries
Amount due from subsidiaries current
Amount due from subsidiaries current	2	13	12
Amounts due to subsidiaries
Amount due to subsidiaries current	421	2,891	18
Parent Company | Seller of iJoy
Amount due from related parties current
Amount due from related parties current			26,137
Amount due to related parties
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries			39,068
Parent Company | Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited
Amounts due to subsidiaries
Amount due to subsidiaries current	$ 2,669	¥ 18,351	¥ 17,595